Note 8 - Long-term Investments - Long-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cost Method Investments	$ 10,445	$ 3,112
Sigurd Cayman [Member]
Cost Method Investments	992	1,232
PVEF [Member]
Cost Method Investments	36	36
EMC [Member]
Cost Method Investments	$ 9,417	$ 1,844